Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 31, 2014	Jul. 31, 2012	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Loss contingency accrual			$ 2,200		$ 2,500	$ 9,700
Operating leases with related and unrelated parties expiring year			2028		2028
Initial lease term	11 years	15 years
Rent expense for operating leases					$ 15,100	11,000	$ 6,100
Capital lease obligation			$ 17,600		$ 18,800	$ 16,200
Lease expiration date					2020-07
Rent Expense			$ 3,974	$ 3,585
Software Licenses, Marketing Activities, and Other Goods and Services [Member]
Commitments And Contingencies [Line Items]
Other off-balance sheet obligations					$ 69,700
Vehicles [Member]
Commitments And Contingencies [Line Items]
Lease agreements term			36 months		36 months
Average remaining life for fleet			23 months		24 months
Minimum [Member]
Commitments And Contingencies [Line Items]
Operating Leases, lease terms					1 year
Maximum [Member]
Commitments And Contingencies [Line Items]
Operating Leases, lease terms					10 years
Warehouse, office space and other [Member]
Commitments And Contingencies [Line Items]
Rent Expense			$ 2,812	2,923
Warehouse, office space and other [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Lease Term			11 years
Warehouse, office space and other [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Lease Term			15 years
Wireless towers and spectrum [Member]
Commitments And Contingencies [Line Items]
Rent Expense			$ 1,162	$ 662
Wireless towers and spectrum [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Lease Term			1 year
Wireless towers and spectrum [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Lease Term			10 years